Financial Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
5	Financial instruments
This note provides information about the group’s financial instruments, including:

•	an overview of all financial instruments held by the Group

•	specific information about each type of financial instrument

•	accounting policies

•	information about determining the fair value of the instruments, including judgements and estimation uncertainty involved.
The Group classifies its financial assets in the following measurement categories:

•	those measured at fair value or through profit or loss, and

•	those measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will be recorded in profit or loss.
Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, being the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

Measurement
At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.
The Group holds the following financial instruments:

Financial assets	Section		12/31/2023	12/31/2022
Accounts receivable	(a	)	118,161	74,973
Other financial assets at amortized cost	(b	)	5,519	6,356
Cash and cash equivalents	(c	)	660,305	136,581
Financial assets at fair value through profit or loss (FVPL)	(d	)	1,175,501	1,249,749

			1,959,486	1,467,659
Financial liabilities
Liabilities at amortized cost	(e	)	114,752	99,275
Lease liabilities	(e	)	72,812	86,211
Loans and financing	(e	)	617,091	175,290

			804,655	360,776
The Group’s exposure to risks associated with the financial instruments is discussed in Note 4. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

a)	Accounts receivable

Current assets	12/31/2023	12/31/2022
Accounts receivable from contracts with customers	101,673	57,841
Loss allowance	(150)	(166)
Non-current assets
Accounts receivable from contracts with customers	16,638	17,298

	118,161	74,973
Accounts receivables are recognized initially at the amount of consideration that is unconditional and are not submitted to any financial components. They are subsequently measured at amortized cost, less loss allowance.
Current accounts receivable are amounts due from customers for services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore classified as current in its entirety. Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
Non-current
accounts receivable comprised by unrealized performance fees and other receivables. Unrealized performance fees are recognized when the management, with accumulated experience, estimate that it is highly probable that a significant reversal will not occur. Vinci expects the unrealized performance fees will be received during 2024. However, since its realization is subject to uncertainty, the balance is presented as a non-current
receivable.
Monthly, the Entity evaluates the revenues and receipts for each customer (Funds). Additionally, on quarterly basis Vinci analyzes the outstanding balances to calculate expected credit losses and the exposure to credit risk from receivables are reviewed. Accounts receivable allowance for expected credit losses are presented in general and administrative expense.

The loss allowances for accounts receivable as of December 31, 2023 and 2022 reconcile to the opening loss allowances as follows:

	12/31/2023	12/31/2022
Opening loss allowance on January 1	(166)	(170)
Decrease in accounts receivable allowance recognized in profit or loss	16	4

Closing loss allowance on December 31	(150)	(166)
Accounts receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments. The Entity has not written any amount of accounts receivable during 2023 and 2022. Subsequent recoveries of amounts previously written off are credited against the same line item.

b)	Other financial assets at amortized cost
Financial assets at amortized cost refer to the following debt instruments:

	12/31/2023	12/31/2022
Employees loans (Note 6 (i))	5,519	6,356
These amounts generally arise from transactions outside the usual operating activities of the group. Interest may be charged at commercial rates and collateral is not normally obtained.
All the financial assets at amortized cost are denominated in Brazilian currency units. As a result, there is no exposure to foreign currency risk. There is also no exposure to price risk as the investments will be held to maturity.
See note 6 for more details.

c)	Cash and cash equivalents

	12/31/2023	12/31/2022
Cash and bank deposits	15,896	30,108
Financial instruments at fair value through profit or loss (i)	173,300	106,473
Financial instruments at amortized cost (ii)	471,109	—

	660,305	136,581
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, bank deposits held at financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(i) Comprises certificates of deposits issued by Banco Bradesco (credit rating AAA evaluated by Fitch Ratings) with an interest rate of 100.5% of CDI (interbank deposit rate). The certificates are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
(ii) Comprised of US Treasury Bills with maturity date in March 2024.

d)	Financial assets at fair value through profit or loss
The group classifies the following financial assets at fair value through profit or loss (FVPL):

•	Mutual funds;

•	Private markets funds.

Financial assets measured at FVPL include the following categories:

	12/31/2023	12/31/2022
Current assets	1,168,355	1,243,764

Mutual funds	1,168,355	1,243,764
Non-current assets	7,146	5,985

Private markets funds	7,146	5,985
The following table demonstrate the funds invested included in each category mentioned above.

Mutual funds	12/31/2023	12/31/2022
Vinci Monalisa FIM Crédito Privado IE (2)	991,470	1,057,547
Vinci Multiestratégia FIM	11,642	165,339
Vinci International Master Portfolio SPC - Reflation SP	606	12,824
Vinci Institucional FI RF Referenciado DI	62,687	—
Vinci Reservas Técnicas FI RF DI	2,199	—
Retirement services investment funds (1)	85,554	—
FI Vinci Renda Fixa CP	14,197	8,054

	1,168,355	1,243,764

Private markets	12/31/2023	12/31/2022
Vinci Capital Partners III Feeder FIP Multiestratégia	4,262	3,351
Nordeste III FIP Multiestratégia	2,884	2,634

Total Private markets funds	7,146	5,985

(1) These funds refer to the financial products as part of the Company’s retirement plans services. See Note 15 for further information.
(2) Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Company. Vinci Monalisa’s balances are the following:

Net Asset Value	12/31/2023	12/31/2022
	991,470	1,057,547

Real estate funds	234,245	220,617
Mutual funds	535,430	743,479
Private equity funds	136,810	70,367
Other assets/liabilities	84,985	23,084
The Vinci Monalisa’s portfolio is comprised of liquid and illiquid investee funds with different redemption criteria. Over 76% of its investments are liquid and may be redeemed and 24% are non-redeemable
investments. The following tables demonstrate the funds invested by Vinci Monalisa:
Mutual funds
Vinci Monalisa holds investments in several mutual funds to seek profitability through investments in various classes of financial assets such as fixed income assets, Brazilian government bonds, public equities, derivatives financial instruments, investment funds and other short-term liquid securities. As December 31, 2023 and 2022, Vinci Monalisa holds R$ 535,430 and R$ 743,479 of investments in mutual funds, respectively, which are distributed in the following classification:

Mutual Funds’ classification	12/31/2023	12/31/2022
Interest and foreign exchange (a)	84.93%	72.79%
Unrestricted investments (b)	—	11.83%
Foreign investments (c)	4.56%	6.20%
Macro (d)	3.96%	3.16%
Specific strategy (e)	6.55%	6.02%

	100.00%	100.00%

(a)	Funds that seek long-term returns via investments in fixed-income assets, admitting strategies that imply interest risk, price index risk and foreign currency risk.

(b)	Funds without commitment to concentration in any specific strategy.

(c)	Funds that invest in financial assets abroad in a portion greater than 40% of their net asset values.

(d)	Funds that operate in various asset classes (fixed income, variable income, foreign exchange, etc.), with investment strategies based on medium and long-term macroeconomic scenarios.

(e)	Funds that adopt an investment strategy that involves specific risks, such as commodities, futures of index, etc.

Real Estate funds	12/31/2023	12/31/2022
Vinci Credit Securities FII (i)	70,049	75,720
Vinci Imóveis Urbanos FII (ii)	53,884	53,346
Vinci Offices FII (iii)	34,639	43,163
Vinci Fulwood DL FII (iv)	52,849	25,521
Other real estate funds (v)	22,824	22,867

	234,245	220,617
(i) The fund invests in real estate receivable certificates, bonds and other real estate assets;
(ii) The fund’s investment strategy is to acquire properties in the retail, general markets, health and education sectors located in large urban centers that, in the Manager’s view, generate long-term value;
(iii) The fund invests in controlling corporate buildings, mostly leased, which, in the Manager’s view, generate value for the properties.
(iv) The fund’s strategy is to provide its shareholders with profitability resulting from the sale of properties, as well as the eventual commercial exploitation of properties. The Fund may carry out renovations or improvements to properties with the aim of enhancing the returns arising from their commercial exploitation or eventual commercialization.
(v) Comprised of funds that allocate their capital in diversified portfolios of shares of real estate funds, real estate receivable certificates, bonds, securities and other real estate assets.

Private markets funds	12/31/2023	12/31/2022
Vinci Impacto Ret IV FIP Multiestratégia	4,687	2,925
Vinci Infra Coinvestimento I FIP - Infraestrutura (i)	10,290	10,924
Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura	50,698	33,946
Vinci Crédito Infra Institucional Fundo Incentivado - Infraestrutura	46,844	7,584
Other funds	24,291	14,988

Total private markets funds	136,810	70,367

(i) Fund focused on the acquisition of shares, share bonuses subscriptions, debentures convertible or not into shares, or other securities issued by publicly-held, publicly-traded or private corporations that develop new projects of infrastructure in the development sector and operations of electric power transmission lines, participating in the decision-making process of the investee, with effective influence. As December 31, 2023 and 2022, the fund held investment in Água Vermelha Transmissora de Energia S.A.
During the year, the following gains were recognized in profit or loss:

	12/31/2023	12/31/2022	12/31/2021
Fair value gains on investments at FVPL recognized in finance income	110,363	94,174	27,982

e)	Financial liabilities

Current	12/31/2023	12/31/2022
	210,498	133,622

Trade payables	1,869	1,247
Labor and social security obligations (Note 12)	101,506	87,732
Loans and obligations (Note 14)	76,722	13,168
Lease liabilities	24,381	24,147
Accounts payable (Note 11)	6,020	7,328
Non-current	594,157	227,154

Lease liabilities	48,431	62,064
Labor and social security obligations (Note 12)	5,357	2,968
Loans and obligations (Note 14)	540,369	162,122

	804,655	360,776

(a)	Fair value hierarchy
This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value through profit or loss in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards. An explanation of each level follows underneath the table.

	On December 31, 2023
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	173,300	—	173,300
Mutual funds	—	1,168,355	—	1,168,355
Private equity funds	—	—	7,146	7,146

Total Financial Assets	—	1,341,655	7,146	1,348,801

	On December 31, 2022
Recurring fair value measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Certificate of deposits	—	106,473	—	106,473
Mutual funds	—	1,243,764	—	1,243,764
Private equity funds	—	—	5,985	5,985

Total Financial Assets	—	1,350,237	5,985	1,356,222
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded real estate funds) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Vinci Monalisa is a financial instrument classified as level 2. Its portfolio is comprised of items that could be classified as level 1, level 2 and level 3, in the amount of R$ 151,645, R$ 542,358 and R$ 212,482, respectively (2022: R$ 172,228, R$ 743,479 and R$ 111,623, respectively).
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

(b)	Valuation techniques used to determine fair values
Specific valuation techniques used to value financial instruments include:

•	the use of quoted market prices

•	for level 3 financial instruments – discounted cash flow analysis.
All
non-listed
assets fair value estimates are included in level 2, except for private equity funds, where the fair values have been determined based on fair value appraisals for fund’s investments, performed by the fund’s management (Vinci Capital and Vinci Infra) or a third party hired by the Fund’s Administrator. The most part of the level 3 financial instruments evaluation uses discount cash flows techniques to evaluate the fair value of the Fund’s investments. The appraisals performed by a third party are reviewed by Vinci or its subsidiaries (fund’s management).

(c)	Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 items for the period/year ended December 31, 2023 and December 31, 2022:

Fair Value
Opening balance January 1, 2022	8,593
Capital deployment	1,229
Sales and distributions (a)	(4,008)
Gain recognized in finance income	171

Closing balance December 31, 2022	5,985
Capital deployment	947
Sales and distributions	(247)
Gain recognized in finance income	461

Closing balance December 31, 2023	7,146

(a)	In 2022, Vinci Infra Transmissão FIP – Infraestrutura was transferred to Vinci Monalisa.